Income Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	$ (6)	$ (132)	$ 526	$ 1,601
Deferred tax expenses / (benefits)	(55)	1,073	1,135
Outside basis differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(3,614)	(3,036)
Deferred tax expenses / (benefits)	578	602	(269)
Revaluations of financial assets at fair value through other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(345)	(429)
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(154)	(141)
Deferred tax expenses / (benefits)	12	11	39
Unutilized building allowance (net) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(133)	(235)
Deferred tax expenses / (benefits)	(95)	11	119
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	644	197
Deferred tax expenses / (benefits)	(459)	455	133
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	290	200
Deferred tax expenses / (benefits)	(97)	(25)	(36)
Inventory impairment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	657	422
Deferred tax expenses / (benefits)	(236)	(161)	714
Allowance for impairment in investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax expenses / (benefits)	0	0	382
Rebates and other accrued liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	426	427
Deferred tax expenses / (benefits)	(38)	(6)	171
Unpaid retirement benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	1,353	1,291
Deferred tax expenses / (benefits)	(54)	(62)	(47)
Deferred revenue and cost of sales [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	16	2
Deferred tax expenses / (benefits)	(14)	393	(62)
Actuarial loss [Member
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	450	368
Unabsorbed depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	701	699
Deferred tax expenses / (benefits)	(55)	(45)	34
Mark-to-Market value of forward contract [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	28
Deferred tax expenses / (benefits)	(28)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred tax assets	(325)	103
Deferred tax expenses / (benefits)	$ 431	$ (100)	$ (43)